SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Year End Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB7.1636	US$1=RMB7.2672	US$1=RMB7.2993
Year End Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND26120.5000	US$1=VND25451.7689	US$1=VND25480.0000
Average Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB7.2358	US$1=RMB7.2150	US$1=RMB7.1933
Average Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND25717.0000	US$1=VND25012.5063	US$1=VND25068.6667